Combined Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 303,024	$ 185,623
Restricted cash	792	774
Receivables:
Accounts receivable, net of allowance for doubtful accounts of $773 and $1,746 as of 2013 and 2012, respectively	28,784	37,651
Other receivables, net of allowance for doubtful accounts of $1,080 and $2,673 as of 2013 and 2012, respectively	6,559	9,811
Total receivables	35,343	47,462
Deferred compensation	3,495	6,314
Investments at fair value (cost basis $73,997 and $69,066 as of 2014 and 2013, respectively)	68,141	139,138
Equity method investments	12,481	10,371
Equipment and leasehold improvements, net	5,156	5,786
Intangible assets, net of accumulated amortization of $466 and $296 as of 2013 and 2012, respectively	42	211
Deferred tax asset	1,315	819
Prepaid expenses and other assets	13,716	6,170
Total assets	443,463	402,668
Liabilities and Parent Company Equity
Compensation payable	104,527	119,936
Accounts payable and accrued expenses	14,262	13,924
Deferred revenue	6,838	2,649
Other liabilities	8,466	6,051
Total liabilities	134,093	142,560
Commitments and Contingencies (See Note 12)
Parent company investment	308,444	259,945
Accumulated other comprehensive income	926	163
Total Moelis & Company equity	309,370	260,108
Total liabilities and equity	$ 443,463	$ 402,668